ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 57.8%

Airlines – 0.9%
Delta Air Lines, Inc., 3.40%, 04/19/21	$434,000	$434,000

Auto Manufacturers – 2.0%
General Motors Financial Co., Inc., 4.38%, 09/25/21	907,000	923,879

Banks – 10.9%
Bank of America Corp., Series MTN, 3.50%, (3-Month USD LIBOR + 0.63%), 05/17/22@	1,152,000	1,156,304
Bank of America Corp., Series MTN, 1.38%, (3-Month USD LIBOR + 1.16%), 01/20/23@	71,000	71,564
Citigroup, Inc., 1.18%, (3-Month USD LIBOR + 0.96%), 04/25/22@	1,022,000	1,030,466
Citigroup, Inc., 2.31%, (SOFR + 0.87%), 11/04/22@	344,000	347,678
Goldman Sachs Group, Inc. (The), 2.88%, (3-Month USD LIBOR + 0.82%), 10/31/22@	723,000	732,669
Goldman Sachs Group, Inc. (The), 0.44%, (SOFR + 0.43%), 03/08/23@	585,000	584,801
Morgan Stanley, 4.88%, 11/01/22	650,000	693,246
Wells Fargo & Co., Series M, 3.45%, 02/13/23	450,000	474,145
Total Banks		5,090,873

Beverages – 1.3%
Constellation Brands, Inc., 2.65%, 11/07/22	567,000	584,912

Biotechnology – 1.0%
Biogen, Inc., 3.63%, 09/15/22	443,000	463,129

Commercial Services – 2.0%
Equifax, Inc., 1.06%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	571,270
Equifax, Inc., 3.60%, 08/15/21	343,000	347,008
Total Commercial Services		918,278

Diversified Financial Services – 6.1%
Air Lease Corp., 3.50%, 01/15/22	1,023,000	1,046,208
American Express Co., 0.80%, (3-Month USD LIBOR + 0.62%), 05/20/22@	1,320,000	1,327,839
Aviation Capital Group LLC, 0.88%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	269,735
OneMain Finance Corp., 6.13%, 05/15/22	220,000	231,000
Total Diversified Financial Services		2,874,782

Electric – 6.0%
Dominion Energy, Inc., 2.72%, 08/15/21#	806,000	812,823
Edison International, 2.40%, 09/15/22	911,000	929,709
Entergy Corp., 4.00%, 07/15/22	667,000	692,874
Pacific Gas and Electric Co., 1.75%, 06/16/22	370,000	370,575
Total Electric		2,805,981

Electronics – 1.0%
Jabil, Inc., 4.70%, 09/15/22	442,000	467,472

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Gas – 2.9%
CenterPoint Energy Resources Corp., 0.68%, (3-Month USD LIBOR + 0.50%), 03/02/23@	$911,000	$911,315
Southern California Gas Co., 0.53%, (3-Month USD LIBOR + 0.35%), 09/14/23@	466,000	466,067
Total Gas		1,377,382

Healthcare - Products – 0.6%
Boston Scientific Corp., 3.38%, 05/15/22	256,000	264,321

Healthcare - Services – 0.6%
Molina Healthcare, Inc., 5.38%, 11/15/22	265,000	278,360

Home Builders – 0.9%
Lennar Corp., 4.13%, 01/15/22	436,000	443,575

Investment Companies – 2.5%
Ares Capital Corp., 3.63%, 01/19/22	1,131,000	1,154,562

Media – 2.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	420,000	438,129
DISH DBS Corp., 6.75%, 06/01/21	389,000	392,063
Time Warner Cable LLC, 4.00%, 09/01/21	522,000	524,751
Total Media		1,354,943

Mining – 1.1%
Freeport-McMoRan, Inc., 3.55%, 03/01/22	527,000	534,905

Oil & Gas – 0.3%
Occidental Petroleum Corp., 2.70%, 08/15/22(a)	162,000	162,304

Oil & Gas Services – 1.2%
Halliburton Co., 3.25%, 11/15/21	579,000	584,764

Pharmaceuticals – 4.0%
Becton Dickinson and Co., 2.89%, 06/06/22	822,000	843,422
Utah Acquisition Sub, Inc., 3.15%, 06/15/21	1,019,000	1,022,229
Total Pharmaceuticals		1,865,651

Pipelines – 3.0%
NGPL PipeCo LLC, 4.38%, 08/15/22‡	465,000	482,793
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 06/01/22	905,000	926,764
Total Pipelines		1,409,557

REITS – 1.8%
Kimco Realty Corp., 3.40%, 11/01/22	822,000	856,518

Retail – 1.0%
QVC, Inc., 4.38%, 03/15/23	443,000	465,150

Software – 2.5%
VMware, Inc., 2.95%, 08/21/22	1,135,000	1,170,734

Telecommunications – 1.3%
Qwest Corp., 6.75%, 12/01/21	379,000	392,028

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunications (continued)
Sprint Corp., 7.25%, 09/15/21	$224,000	$229,903
Total Telecommunications		621,931

Total Corporate Bonds
(Cost $26,998,161)		27,107,963

U.S. TREASURY NOTES – 17.6%
U.S. Treasury Note, 1.25%, 10/31/21	1,853,000	1,865,992
U.S. Treasury Note, 1.75%, 11/30/21(a)	1,616,000	1,634,289
U.S. Treasury Note, 1.38%, 01/31/22	2,379,000	2,404,756
U.S. Treasury Note, 1.13%, 02/28/22(a)	2,312,000	2,334,249

Total U.S. Treasury Notes
(Cost $8,237,549)		8,239,286

ASSET BACKED SECURITIES – 15.4%

Diversified Financial Services – 15.4%
Ally Master Owner Trust, Class A, Series 2018-4, 3.30%, 07/17/23	465,000	469,599
American Express Credit Account Master Trust, Class A, Series 2019-1, 2.87%, 10/15/24	455,000	467,112
First National Master Note Trust, Class A, Series 2018-1, 0.57%, (1-Month USD LIBOR + 0.46%), 10/15/24@	665,000	666,350
Ford Credit Floorplan Master Owner Trust, Class A, Series 2017-3, 2.48%, 09/15/24	565,000	582,640
GM Financial Consumer Automobile Receivables Trust, Class B, Series 2017-3A, 2.33%, 03/16/23‡	735,000	739,898
Hyundai Auto Receivables Trust, Class A2, Series 2020-C, 0.26%, 09/15/23	1,000,000	1,000,254
Invitation Homes Trust, Class B, Series 2018-SFR3, 1.26%, (1-Month USD LIBOR + 1.15%), 07/17/37@‡	200,000	200,888
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	231,514	233,791
Tesla Auto Lease Trust, Class A2, Series 2021-A, 0.36%, 03/20/25‡	300,000	300,027
Verizon Owner Trust, Class A1A, Series 2019-A, 2.93%, 09/20/23	1,277,000	1,294,435
World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26	535,000	548,578
World Omni Auto Receivables Trust, Class A2, Series 2020-A, 1.71%, 11/15/22	697,331	702,352

Total Asset Backed Securities
(Cost $7,191,502)		7,205,924

FOREIGN BONDS – 5.4%

Banks – 1.7%
Barclays PLC, 1.81%, (3-Month USD LIBOR + 1.63%), 01/10/23 (United Kingdom)@	462,000	466,069
Barclays PLC, 3.68%, 01/10/23 (United Kingdom)	342,000	349,870
Total Banks		815,939

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Oil & Gas – 1.9%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	$795,000	$879,167

Pharmaceuticals – 1.8%
Bayer US Finance II LLC, 0.83%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	260,201
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	583,000	583,364
Total Pharmaceuticals		843,565

Total Foreign Bonds
(Cost $2,509,546)		2,538,671

MORTGAGE BACKED SECURITIES – 1.5%

Commercial Mortgage Backed Securities – 1.5%
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	243,814	250,189
Fannie Mae - Aces, Class A1, Series 2016-M1, 2.43%, 01/25/26	6,260	6,262
Mello Warehouse Securitization Trust, Class A, Series 2020-1, 1.01%, (1-Month USD LIBOR + 0.90%), 10/25/53@‡	455,000	455,543

Total Mortgage Backed Securities
(Cost $711,770)		711,994

MONEY MARKET FUND – 0.9%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.03%(b) (Cost $405,830)	405,830	405,830

REPURCHASE AGREEMENT – 0.1%(c)
JP Morgan Securities LLC, dated 03/31/21, due 04/01/21, 0.01%, total to be received $51,505, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.00%, 10/15/25-11/15/50, totaling $52,413)
(Cost $51,505)	$51,505	51,505
Total Investments – 98.7%
(Cost $46,105,863)		46,261,173
Other Assets in Excess of Liabilities – 1.3%		624,395
Net Assets – 100.0%		$46,885,568

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

#	Represents step coupon bond. Rate shown reflects the rate in effect at March 31, 2021.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,018,631; the aggregate market value of the collateral held by the fund is $4,119,623. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,068,118.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$27,107,963	$–	$27,107,963
U.S. Treasury Notes	–	8,239,286	–	8,239,286
Asset Backed Securities	–	7,205,924	–	7,205,924
Foreign Bonds	–	2,538,671	–	2,538,671
Mortgage Backed Securities	–	711,994	–	711,994
Money Market Fund	405,830	–	–	405,830
Repurchase Agreement	–	51,505	–	51,505
Total	$405,830	$45,855,343	$–	$46,261,173

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	0.9%
Auto Manufacturers	2.0
Banks	12.6
Beverages	1.3
Biotechnology	1.0
Commercial Mortgage Backed Securities	1.5
Commercial Services	2.0
Diversified Financial Services	21.5
Electric	6.0
Electronics	1.0
Gas	2.9
Healthcare - Products	0.6
Healthcare - Services	0.6
Home Builders	0.9
Investment Companies	2.5
Media	2.9
Mining	1.1
Oil & Gas	2.2
Oil & Gas Services	1.2
Pharmaceuticals	5.8
Pipelines	3.0
REITS	1.8
Retail	1.0
Software	2.5
Telecommunications	1.3
U.S. Treasury Note	17.6
Money Market Fund	0.9
Repurchase Agreement	0.1
Total Investments	98.7
Other Assets in Excess of Liabilities	1.3
Net Assets	100.0%